SEGMENTED INFORMATION - Segment information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SEGMENTED INFORMATION
Revenues	$ 4,317.8	$ 4,293.8	$ 4,181.0
Employee costs	635.0	698.2	696.6
Purchase of goods and services	1,728.2	1,712.7	1,703.0
Adjusted EBITDA	1,954.6	1,882.9	1,781.4
Depreciation and amortization	804.1	751.2	753.3
Financial expenses	277.8	282.9	291.5
Loss on valuation and translation of financial instruments	1.3	0.8	0.9
Restructuring of operations and other items	39.2	28.6	29.1
Income before income taxes	832.2	819.4	706.6
Additions to property, plant and equipment	446.2	501.3	549.2
Additions to intangible assets	205.9	496.9	197.4
Operating Segments | Telecom-munications
SEGMENTED INFORMATION
Revenues	3,622.6	3,480.4	3,382.0
Employee costs	403.8	398.6	387.1
Purchase of goods and services	1,354.4	1,278.4	1,279.3
Adjusted EBITDA	1,864.4	1,803.4	1,715.6
Additions to property, plant and equipment	429.3	476.8	513.2
Additions to intangible assets	180.1	468.0	190.2
Operating Segments | Media
SEGMENTED INFORMATION
Revenues	650.5	738.0	728.6
Employee costs	176.7	228.6	234.4
Purchase of goods and services	391.6	434.6	434.2
Adjusted EBITDA	82.2	74.8	60.0
Additions to property, plant and equipment	15.9	21.8	28.7
Additions to intangible assets	22.1	24.8	4.8
Operating Segments | Sports and Entertainment
SEGMENTED INFORMATION
Revenues	158.0	192.2	182.1
Employee costs	30.3	38.6	38.8
Purchase of goods and services	119.0	146.3	132.8
Adjusted EBITDA	8.7	7.3	10.5
Additions to property, plant and equipment	0.6	1.3	1.5
Additions to intangible assets	2.8	3.5	3.5
Head Office and Inter-segments
SEGMENTED INFORMATION
Revenues	(113.3)	(116.8)	(111.7)
Employee costs	24.2	32.4	36.3
Purchase of goods and services	(136.8)	(146.6)	(143.3)
Adjusted EBITDA	(0.7)	(2.6)	(4.7)
Additions to property, plant and equipment	0.4	1.4	5.8
Additions to intangible assets	$ 0.9	$ 0.6	$ (1.1)